INTANGIBLE ASSETS - Changes in Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets
Balance at beginning of year	$ 6,095
Write-off charge		$ (100)
Balance at end of year	5,285	6,095
Cost
Reconciliation of changes in intangible assets
Balance at beginning of year	6,195	6,160
Additions during the year	35	35
Deductions during the year	(945)
Balance at end of year	$ 5,285	$ 6,195